RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Offices expenses	$ 166	$ 151
Description of agreement term	The Company signed an office use agreement effective May 1, 2021, for a five-year term ending April 29, 2026
DSU shares Issued	15,937
Undiscounted commitment	$ 238
HDSI
Statement [Line Items]
Annual salary	$ 2,800